Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	AMERICAN INTERNATIONAL HOLDINGS CORP.
Entity Central Index Key	0001300524
Document Type	8-K
Document Period End Date	Apr. 12, 2019
Amendment Flag	false
Entity Emerging Growth Company	false